Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

3. INCOME TAXES

The Company’s provision (benefit) for income taxes is detailed as follows:

	2016	2015	2014
Current:
Federal	$2,166,000	$2,053,000	$4,996,000
State	83,000	111,000	214,000
	2,249,000	2,164,000	5,210,000
Deferred:
Federal	(8,597,000)	2,033,000	5,702,000
State	(1,363,000)	639,000	908,000
	(9,960,000)	2,672,000	6,610,000
	$(7,711,000)	$4,836,000	$11,820,000

The difference between the provision (benefit) for income taxes and the amount which would result from the application of the federal statutory rate to income before provision (benefit) for income taxes is analyzed below for the years ended September 30:

	2016	2015	2014

Provision (benefit) for income taxes at statutory rate	$(6,299,259)	$4,955,069	$12,887,512
Percentage depletion	(395,649)	(530,783)	(1,466,456)
State income taxes, net of federal provision (benefit)	(683,800)	487,500	1,018,550
Other	(332,292)	(75,786)	(619,606)
	$(7,711,000)	$4,836,000	$11,820,000

Deferred tax assets and liabilities, resulting from differences between the financial statement carrying amounts and the tax basis of assets and liabilities, consist of the following at September 30:

	2016	2015
Deferred tax liabilities:
Financial basis in excess of tax basis, principally intangible drilling costs capitalized for financial purposes and expensed for tax purposes	$33,656,415	$41,880,691
Derivative contracts	-	1,637,987
	33,656,415	43,518,678
Deferred tax assets:
State net operating loss carry forwards	259,981	323,536
AMT credit carry forwards	-	164,478
Deferred directors' compensation	1,273,279	1,149,217
Restricted stock expense	494,776	457,934
Derivative contracts	166,597	-
Other	785,775	787,506
	2,980,408	2,882,671
Net deferred tax liabilities	$30,676,007	$40,636,007

At September 30, 2016, the Company had an income tax benefit of $259,981 related to Oklahoma state income tax net operating loss (OK NOL) carry forwards expiring from 2029 to 2031. There is no valuation allowance for the OK NOL’s as management believes they will be utilized before they expire.